Stockholders' equity - Remuneration to stockholders (Details) R$ / shares in Units, R$ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2020
Stockholders' equity
Percentage of adjusted EBITDA less capital expenditures			30.00%
Remuneration - Interest on capital	R$ 7,253	$ 1,324
Interest on capital (in dollars per share)	R$ 1.414364369